Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flow (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from/(used in) operating activities	¥ 87,366	$ 12,667	¥ (5,666,538)	¥ (2,055,697)
Net cash (used in)/generated from investing activities	(47,127)	(6,833)	(4,065,340)	(1,021,219)
Net cash generated from/(used in) financing activities	1,112,383	161,281	9,042,640	3,656,665
Effect of exchange rate changes on cash and cash equivalents and restricted cash	35,896	5,204	(90,778)	(67,860)
Net increase/(decrease) in cash and cash equivalents and restricted cash	1,188,518	172,319	(780,016)	511,889
Cash and cash equivalents and restricted cash at the beginning of the year	670,432	97,204	1,450,448	938,559
Cash and cash equivalents and restricted cash at the end of the year	1,858,950	269,523	670,432	1,450,448
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from/(used in) operating activities	(29,541)	(4,284)	(4,066)	7,564
Net cash (used in)/generated from investing activities	43,166	6,259	(7,713,202)	(1,957,689)
Net cash generated from/(used in) financing activities	(16,674)	(2,417)	7,215,688	2,281,673
Effect of exchange rate changes on cash and cash equivalents and restricted cash	15,075	2,186	(25,625)	(41,844)
Net increase/(decrease) in cash and cash equivalents and restricted cash	12,026	1,744	(527,205)	289,704
Cash and cash equivalents and restricted cash at the beginning of the year	24,500	3,552	551,705	262,001
Cash and cash equivalents and restricted cash at the end of the year	¥ 36,526	$ 5,296	¥ 24,500	¥ 551,705